Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (JPY ¥)
In Millions
	Mar. 31, 2011	Mar. 31, 2010
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 196,025	¥ 190,346
Fair value of plan assets	77,735	77,014
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	190,028	184,532
Fair value of plan assets	¥ 77,735	¥ 77,014